CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 1,631,447	$ 1,611,026
Bank deposits with original maturity over three months	92,819	724,736
Restricted cash	202,600	317,118
Accounts receivable, net (Note 3)	189,307	271,627
Amounts due from affiliated companies	1,394	1,175
Amount due from a shareholder	164
Deferred tax assets		19
Income tax receivable		62
Inventories	33,667	33,074
Prepaid expenses and other current assets	69,507	61,324
Total current assets	2,220,905	3,020,161
PROPERTY AND EQUIPMENT, NET (Note 4)	5,714,021	5,760,229
GAMING SUBCONCESSION, NET	327,629	370,557
INTANGIBLE ASSETS	4,220	4,220
GOODWILL	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	170,027	192,012
DEFERRED TAX ASSETS	121	83
LAND USE RIGHTS, NET	816,020	833,132
TOTAL ASSETS	9,334,858	10,262,309
CURRENT LIABILITIES
Accounts payable	17,783	15,588
Accrued expenses and other current liabilities (Note 5)	1,299,913	1,056,850
Income tax payable	5,242	3,487
Capital lease obligations, due within one year	31,036	29,792
Current portion of long-term debt, net (Note 6)	117,393	102,836
Amount due to ultimate holding company	20
Amounts due to affiliated companies	2,770	2,464
Total current liabilities	1,474,157	1,211,017
LONG-TERM DEBT, NET (Note 6)	3,667,778	3,712,396
OTHER LONG-TERM LIABILITIES	46,868	80,962
DEFERRED TAX LIABILITIES	54,934	55,598
CAPITAL LEASE OBLIGATIONS, DUE AFTER ONE YEAR	269,112	270,477
COMMITMENTS AND CONTINGENCIES (Note 12)
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of September 30, 2016 and December 31, 2015 and issued - 1,475,924,523 and 1,630,924,523 shares as of September 30, 2016 and December 31, 2015, respectively (Note 8))	14,759	16,309
Treasury shares, at cost (12,416,017 and 12,935,230 shares as of September 30, 2016 and December 31, 2015, respectively (Note 8))	(124)	(275)
Additional paid-in capital	2,776,599	3,075,459
Accumulated other comprehensive losses	(23,248)	(21,934)
Retained earnings	546,090	1,270,074
Total Melco Crown Entertainment Limited shareholders' equity	3,314,076	4,339,633
Noncontrolling interests	507,933	592,226
Total equity	3,822,009	4,931,859
TOTAL LIABILITIES AND EQUITY	$ 9,334,858	$ 10,262,309